Goodwill and intangible assets (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	[1]	£ 7,849	£ 7,726
Intangible assets and goodwill		7,973	7,849	[1]
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		12,753	12,237
Additions and disposals		258	676
Exchange and other movements		169	(160)
Intangible assets and goodwill		13,180	12,753
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(4,904)	(4,511)
Disposals		644	256
Amortisation charge		(834)	(715)
Impairment charge		(6)	(52)
Exchange and other movements		(107)	118
Intangible assets and goodwill		(5,207)	(4,904)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		3,899
Intangible assets and goodwill		3,907	3,899
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		4,759	4,847
Additions and disposals		0	0
Exchange and other movements		9	(88)
Intangible assets and goodwill		4,768	4,759
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(860)	(930)
Disposals		0	0
Amortisation charge		0	0
Impairment charge		0	0
Exchange and other movements		(1)	70
Intangible assets and goodwill		(861)	(860)
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		3,306
Intangible assets and goodwill		3,473	3,306
Internally generated software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		5,501	4,927
Additions and disposals		280	662
Exchange and other movements		54	(88)
Intangible assets and goodwill		5,835	5,501
Internally generated software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(2,195)	(1,864)
Disposals		530	207
Amortisation charge		(669)	(546)
Impairment charge		(6)	(52)
Exchange and other movements		(22)	60
Intangible assets and goodwill		(2,362)	(2,195)
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		114
Intangible assets and goodwill		135	114
Other software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		427	204
Additions and disposals		(34)	16
Exchange and other movements		(4)	207
Intangible assets and goodwill		389	427
Other software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(313)	(143)
Disposals		101	10
Amortisation charge		(50)	(32)
Impairment charge		0	0
Exchange and other movements		8	(148)
Intangible assets and goodwill		(254)	(313)
Customer lists [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		338
Intangible assets and goodwill		271	338
Customer lists [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		1,547	1,708
Additions and disposals		0	(15)
Exchange and other movements		83	(146)
Intangible assets and goodwill		1,630	1,547
Customer lists [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(1,209)	(1,231)
Disposals		0	15
Amortisation charge		(81)	(101)
Impairment charge		0	0
Exchange and other movements		(69)	108
Intangible assets and goodwill		(1,359)	(1,209)
Licences and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		192
Intangible assets and goodwill		187	192
Licences and other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		519	551
Additions and disposals		12	13
Exchange and other movements		27	(45)
Intangible assets and goodwill		558	519
Licences and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		(327)	(343)
Disposals		13	24
Amortisation charge		(34)	(36)
Impairment charge		0	0
Exchange and other movements		(23)	28
Intangible assets and goodwill		£ (371)	£ (327)

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .